Fees Summary	Mar. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 33,732,787.48
Total Fee Amount	4,658.51
Total Offset Amount	126.40
Net Fee	$ 4,532.11
Offering Table N/A
Offset Table N/A